PROPERTY, PLANT AND EQUIPMENT (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Opening	kr 18,368
Closing	15,527	kr 18,368
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Opening	150
Closing	75	150
Inventories and production equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening	12,972
Closing	10,646	12,972
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Opening	5,100
Closing	4,660	5,100
Construction in progress and advance payments for machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening	146
Closing	146	146
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Opening	52,492	51,977
Investments for the year	415	515
Reclassifications		0
Sales/disposals	(252)	0
Closing	52,655	52,492
Gross carrying amount | Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Opening	225	0
Investments for the year	0	225
Reclassifications		0
Sales/disposals	0	0
Closing	225	225
Gross carrying amount | Inventories and production equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening	43,684	43,500
Investments for the year	415	184
Reclassifications		0
Sales/disposals	(252)	0
Closing	43,847	43,684
Gross carrying amount | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Opening	8,437	8,377
Investments for the year	0	60
Reclassifications		0
Sales/disposals	0	0
Closing	8,437	8,437
Gross carrying amount | Construction in progress and advance payments for machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening	146	100
Investments for the year	0	46
Reclassifications		0
Sales/disposals	0	0
Closing	146	146
Accumulated depreciation and amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Opening	(34,124)	(30,805)
Depreciation for the year	(3,230)	(3,319)
Sales/disposals	226	0
Closing	(37,128)	(34,124)
Accumulated depreciation and amortisation | Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Opening	(75)	0
Depreciation for the year	(75)	(75)
Sales/disposals	0	0
Closing	(150)	(75)
Accumulated depreciation and amortisation | Inventories and production equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening	(30,712)	(27,898)
Depreciation for the year	(2,715)	(2,814)
Sales/disposals	226	0
Closing	(33,201)	(30,712)
Accumulated depreciation and amortisation | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Opening	(3,337)	(2,907)
Depreciation for the year	(440)	(430)
Sales/disposals	0	0
Closing	(3,777)	(3,337)
Accumulated depreciation and amortisation | Construction in progress and advance payments for machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening	0	0
Depreciation for the year	0	0
Sales/disposals	0	0
Closing	kr 0	kr 0